Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Property, plant and equipment		€ 9,579	€ 10,019	€ 9,943
Goodwill		40,264	40,287	39,557
Other intangible assets		13,080	10,879	12,026
Investments accounted for using the equity method		2,863	2,890	2,676
Other non-current assets		3,364	2,820	2,725
Deferred tax assets		4,290	4,669	4,714
Non-current assets		73,440	71,564	71,641
Inventories		6,816	6,892	6,516
Accounts receivable		7,216	7,311	7,386
Other current assets		2,005	2,211	1,878
Cash and cash equivalents	[1]	10,315	10,273	9,148
Current assets		26,352	26,687	24,928
Assets held for sale or exchange		34	6,421	5,752
TOTAL ASSETS		99,826	104,672	102,321
EQUITY AND LIABILITIES
Equity attributable to equity holders of Sanofi		58,089	57,554	58,049
Equity attributable to non-controlling interests		169	170	161
Total equity		58,258	57,724	58,210
Long-term debt		14,326	16,815	13,118
Non-current liabilities related to business combinations and to non-controlling interests		1,026	1,378	1,121
Non-current provisions and other non-current liabilities		9,154	8,834	9,169
Deferred tax liabilities		1,605	2,292	2,895
Non-current liabilities		26,111	29,319	26,303
Accounts payable		4,633	4,297	3,817
Current liabilities related to business combinations and to non-controlling interests		343	198	130
Current provisions and other current liabilities		9,206	10,175	9,442
Short-term debt and current portion of long-term debt		1,275	1,764	3,436
Current liabilities		15,457	16,434	16,825
Liabilities related to assets held for sale or exchange			1,195	983
TOTAL EQUITY AND LIABILITIES		€ 99,826	€ 104,672	€ 102,321

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.